INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of components of income loss before taxes

	Year Ended December 31,
	2025	2024
Domestic	$(27,002)	$(20,570)
Foreign	35	(500)
(Loss) Income before (benefit) provision for income taxes	$(26,967)	$(21,070)

Schedule of provision benefit for income taxes
	Year Ended December 31,
	2025	2024
Current:
Federal	$-	$-
State	35	(15)
Foreign	-	-
Total Current	35	(15)

Deferred:
Federal	-	-
State	-	-
Total Deferred	-	-

Total provision/(benefit)	$35	$(15)

Schedule of reconciliation of the benefit for income taxes

	Year Ended December 31,
	2025		2024
U.S. Federal statutory income tax (benefit)	$(5,663)	21.0%	$(4,421)	21.0%
State and local income taxes, net of federal benefit[1]	(491)	1.8%	(387)	1.8%
Foreign Tax Effects:
Foreign Rate Differential	1	0.0%	(9)	0.0%
Foreign Non-Deductible Items	(40)	0.1%	-	0.0%
Foreign NOL deferred adjustment	245	-0.9%	-	0.0%
Change in valuation allowance	3,947	-14.6%	2,835	-13.5%
Nontaxable / nondeductible items (permanent items)
Incentive Stock based compensation	32	-0.1%	161	-0.8%
Changes in fair values - derivative & warrant liabilities	1,265	-4.7%	901	-4.3%
Non-deductible Convertible Note interest and debt discount amortization	938	-3.5%	644	-3.1%
Non-deductible issuance costs	126	-0.5%	306	-1.5%
Other	2	0.0%	41	-0.2%
Tax Credits	(130)	0.5%	(178)	0.8%
Effects of deferred tax adjustments, net of federal benefits	(186)	0.7%	81	-0.4%
Effects of change in state tax rate, net of federal benefits	46	-0.2%	94	-0.4%
Other	(57)	0.2%	(83)	0.4%
			-
Income Tax Provision/(Benefit) and Effective Income Tax Rate	$35	-0.1%	$(15)	0.1%

[1]	For the year ended December 31, 2025, the net state income tax benefit includes deferred tax effects from temporary differences primarily in Arizona and California, offset by current state income tax expense in California, New Jersey, and Texas. These jurisdictions collectively represent more than 50% of the net state and local income tax effect.

Schedule of deferred tax assets and liabilities

	Year Ended December 31,
	2025	2024
Deferred Tax Assets:
Net operating loss carry-forwards	$10,217	$7,440
Tax Credits Carryforwards	673	$543
Capitalized research	1,696	1,319
Stock based Compensation	403	55
Accruals and reserves	297	502
Inventory allowance	710	687
Debt Issuance Costs	493	-
Right-of-use Lease liability	132	242
Other	3	3
Gross deferred income tax assets	14,624	10,791
Less: Valuation allowance	(14,429)	(10,483)
Net Deferred Income Tax Assets, net of valuation allowance	195	308
Deferred Tax Liabilities:
Right-of-use asset	(129)	(223)
Depreciation and amortization	(66)	(85)
Total Deferred Tax Liability	(195)	(308)
Net Deferred Income Tax Assets, net of valuation allowance	$-	$-

Schedule of unrecognized tax benefits

	Year Ended December 31,
	2025	2024
United States - Federal	$-	$-
United States - California	3	-
United States - New Jersey	-	-
United States - Texas	-	-
United States - other states	1	-
Germany	-	-
Australia	-	-
Total Cash paid for income taxes, net of refunds	$4	$-